Other Liabilities - Summary of Derivative Financial Liabilities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Interest rate swap [member]
Disclosure Of Derivative Financial Liabilities [Line Items]
Carrying amount | ¥				¥ 11,653
Notional amount | $		$ 1,290,000
Maturity date		18/05/2023
Pay side		Fixed
Receive side		1 month
Derivative Financial Liabilities [Member] | Foreign currency swap [member]
Disclosure Of Derivative Financial Liabilities [Line Items]
Carrying amount		$ 478,157	¥ 25,772	57,787
Notional amount	$ 1,126,845	$ 163,270		¥ 6,739,476
Maturity date	01/09/2022
Derivative Financial Liabilities [Member] | Foreign currency swap [member] | USD
Disclosure Of Derivative Financial Liabilities [Line Items]
Pay side	USD	USD
Receive side		USD
Derivative Financial Liabilities [Member] | Foreign currency swap [member] | RMB
Disclosure Of Derivative Financial Liabilities [Line Items]
Pay side		RMB
Receive side	RMB	RMB
Derivative Financial Liabilities [Member] | Foreign currency swap [member] | Bottom of range [member]
Disclosure Of Derivative Financial Liabilities [Line Items]
Maturity date		19/05/2021
Derivative Financial Liabilities [Member] | Foreign currency swap [member] | Top of range [member]
Disclosure Of Derivative Financial Liabilities [Line Items]
Maturity date		01/09/2021